Income tax expense - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Income Tax Expense [Abstract]
Current income tax expense	€ (3,041)	€ (24,389)	€ (28,772)
Adjustment in respect of current income tax of previous years	(149)	510	(10,181)
Deferred tax benefit	34,167	16,198	15,997
Total reported effective tax benefit / (expense)	30,977	(7,681)	(22,956)
Of which income tax benefit related to amortization of acquisition related items	15,066	15,066	15,066
Of which tax impact on exceptional items	3,726	1,210	2,822
Of which exceptional income tax expense	(2,303)	(1,341)	(14,526)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss) / Profit before tax	(465,362)	9,350	29,843
Tax benefit / (expense) calculated at the weighted average expected tax rate of 24.00% (24.00% in FY2019/20, 21.40% in FY2018/19)	111,687	(2,244)	(6,387)
Adjustment in respect of current income tax of previous years	(149)	550	(10,181)
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	(600)	502	501
Expenses not deductible for tax purposes	(32,138)	(15,882)	(18,577)
Current year losses not generating deferred tax assets	(11,637)	0	(1,017)
Tax Effect Of Capital Reorganization	(15,225)	0	0
Effect of income taxed at different tax rates	(22,668)	6,250	9,970
Deferred tax asset recognized for previously unrecognized tax loss carry forward	10	1,028	4,479
Deferred tax asset recognized for future tax credit	440	1,045	0
Other tax items	1,257	1,071	(1,744)
Total reported effective tax benefit / (expense)	30,977	(7,681)	(22,956)
Tax effect on remeasurements of post-employment benefit obligations	108	307	(74)
Total tax effect	€ 108	€ 307	€ (74)